Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.19%
Air Freight & Logistics–0.93%
Air Transport Services Group, Inc.(b)	288,698	$9,656,948
Alternative Carriers–0.88%
Iridium Communications, Inc.(b)	225,960	9,110,707
Apparel Retail–1.03%
American Eagle Outfitters, Inc.	423,611	7,116,665
Children’s Place, Inc. (The)(b)(c)	72,120	3,555,516
		10,672,181
Apparel, Accessories & Luxury Goods–1.07%
Oxford Industries, Inc.(c)	122,331	11,070,955
Application Software–4.03%
Descartes Systems Group, Inc. (The) (Canada)(b)	146,863	10,759,183
Manhattan Associates, Inc.(b)	81,977	11,371,030
Verint Systems, Inc.(b)(c)	197,734	10,222,848
Workiva, Inc.(b)	78,328	9,242,704
		41,595,765
Asset Management & Custody Banks–0.44%
Blucora, Inc.(b)(c)	229,845	4,493,470
Auto Parts & Equipment–1.07%
Visteon Corp.(b)	100,817	11,002,159
Automotive Retail–1.04%
Lithia Motors, Inc., Class A	35,816	10,749,098
Biotechnology–1.09%
CRISPR Therapeutics AG (Switzerland)(b)(c)	41,570	2,609,349
Emergent BioSolutions, Inc.(b)	76,327	3,133,987
Natera, Inc.(b)	109,609	4,458,894
TG Therapeutics, Inc.(b)(c)	111,371	1,059,138
		11,261,368
Building Products–2.04%
AZEK Co., Inc. (The)(b)(c)	263,864	6,554,382
Masonite International Corp.(b)	47,479	4,222,782
Owens Corning	112,559	10,299,148
		21,076,312
Casinos & Gaming–0.59%
Penn National Gaming, Inc.(b)	142,809	6,057,958
Communications Equipment–0.89%
Ciena Corp.(b)	152,418	9,241,103
Construction & Engineering–2.96%
NV5 Global, Inc.(b)	100,210	13,357,993
Shares		Value
Construction & Engineering–(continued)
WillScot Mobile Mini Holdings Corp.(b)	440,562	$17,239,191
		30,597,184
Construction Machinery & Heavy Trucks–0.62%
Manitowoc Co., Inc. (The)(b)(c)	422,777	6,375,477
Construction Materials–2.55%
Eagle Materials, Inc.	94,360	12,112,050
Summit Materials, Inc., Class A(b)	458,517	14,241,538
		26,353,588
Consumer Finance–1.55%
OneMain Holdings, Inc.	337,295	15,991,156
Diversified Metals & Mining–1.81%
MP Materials Corp.(b)(c)	326,277	18,708,723
Electrical Components & Equipment–2.13%
Array Technologies, Inc.(b)(c)	598,077	6,740,328
EnerSys	109,344	8,153,782
Vertiv Holdings Co.	506,092	7,085,288
		21,979,398
Electronic Equipment & Instruments–0.96%
Badger Meter, Inc.	99,690	9,940,090
Electronic Manufacturing Services–1.06%
Flex Ltd.(b)	588,117	10,909,570
Environmental & Facilities Services–1.96%
Casella Waste Systems, Inc., Class A(b)	138,875	12,172,394
Montrose Environmental Group, Inc.(b)	151,611	8,024,770
		20,197,164
Fertilizers & Agricultural Chemicals–0.56%
Scotts Miracle-Gro Co. (The)(c)	47,292	5,815,024
Financial Exchanges & Data–1.06%
TMX Group Ltd. (Canada)	106,687	10,972,935
Food Retail–1.00%
Sprouts Farmers Market, Inc.(b)(c)	321,394	10,278,180
Footwear–0.80%
Wolverine World Wide, Inc.	365,443	8,244,394
Health Care Distributors–1.08%
Owens & Minor, Inc.(c)	252,562	11,117,779
Health Care Equipment–2.71%
AtriCure, Inc.(b)	204,425	13,424,590
CONMED Corp.	98,248	14,594,740
		28,019,330

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care Facilities–1.20%
Encompass Health Corp.	131,186	$9,328,637
Pennant Group, Inc. (The)(b)	164,162	3,058,338
		12,386,975
Health Care Services–2.76%
Castle Biosciences, Inc.(b)	152,201	6,827,737
LHC Group, Inc.(b)	54,720	9,225,792
R1 RCM, Inc.(b)	466,718	12,489,374
		28,542,903
Health Care Supplies–1.86%
ICU Medical, Inc.(b)	36,012	8,017,712
OrthoPediatrics Corp.(b)	207,079	11,180,195
		19,197,907
Health Care Technology–0.82%
Simulations Plus, Inc.(c)	166,644	8,495,511
Homebuilding–1.19%
Taylor Morrison Home Corp., Class A(b)	451,672	12,294,512
Hotel & Resort REITs–0.80%
Ryman Hospitality Properties, Inc.(b)	88,902	8,247,439
Hotels, Resorts & Cruise Lines–1.44%
Travel + Leisure Co.	255,911	14,827,483
Human Resource & Employment Services–0.95%
Alight, Inc., Class A(b)(c)	987,728	9,827,894
Industrial Machinery–4.21%
Chart Industries, Inc.(b)	82,951	14,248,493
Gates Industrial Corp. PLC(b)	638,984	9,623,099
Helios Technologies, Inc.	124,920	10,024,830
ITT, Inc.	126,947	9,547,684
		43,444,106
Industrial REITs–2.37%
EastGroup Properties, Inc.	65,253	13,264,630
STAG Industrial, Inc.	272,060	11,249,681
		24,514,311
Interactive Media & Services–0.81%
Eventbrite, Inc., Class A(b)(c)	566,861	8,372,537
Internet & Direct Marketing Retail–0.78%
Overstock.com, Inc.(b)(c)	183,420	8,071,397
Investment Banking & Brokerage–3.62%
LPL Financial Holdings, Inc.	116,727	21,323,689
Piper Sandler Cos.	122,201	16,038,881
		37,362,570
Leisure Products–0.82%
Acushnet Holdings Corp.(c)	210,080	8,457,821
Life & Health Insurance–0.90%
Primerica, Inc.(c)	67,950	9,296,919
Shares		Value
Life Sciences Tools & Services–2.43%
Medpace Holdings, Inc.(b)	79,947	$13,078,530
NeoGenomics, Inc.(b)	338,598	4,113,966
Quanterix Corp.(b)	271,338	7,920,356
		25,112,852
Multi-line Insurance–1.14%
Assurant, Inc.	64,935	11,807,131
Oil & Gas Equipment & Services–2.47%
Cactus, Inc., Class A	209,049	11,861,440
Weatherford International PLC(b)	410,745	13,677,809
		25,539,249
Oil & Gas Exploration & Production–1.15%
Matador Resources Co.	224,240	11,880,235
Packaged Foods & Meats–0.32%
Calavo Growers, Inc.	91,659	3,340,971
Paper Packaging–0.88%
Graphic Packaging Holding Co.	451,463	9,047,319
Property & Casualty Insurance–0.81%
Hanover Insurance Group, Inc. (The)	56,102	8,388,371
Real Estate Services–0.50%
FirstService Corp. (Canada)	36,009	5,208,581
Regional Banks–6.28%
Columbia Banking System, Inc.	200,110	6,457,550
Community Bank System, Inc.	123,390	8,655,809
Glacier Bancorp, Inc.(c)	189,772	9,541,736
Pacific Premier Bancorp, Inc.	253,204	8,950,761
Pinnacle Financial Partners, Inc.	135,203	12,449,492
South State Corp.(c)	97,555	7,959,512
Webster Financial Corp.	194,198	10,898,392
		64,913,252
Reinsurance–0.28%
Reinsurance Group of America, Inc.	25,979	2,843,661
Research & Consulting Services–0.80%
Huron Consulting Group, Inc.(b)	180,385	8,263,437
Restaurants–0.77%
Papa John’s International, Inc.	75,504	7,949,061
Semiconductors–5.20%
Diodes, Inc.(b)	127,632	11,102,708
Lattice Semiconductor Corp.(b)	193,872	11,816,498
MACOM Technology Solutions Holdings, Inc.(b)	153,885	9,213,095
Power Integrations, Inc.	128,513	11,910,585
Semtech Corp.(b)	138,657	9,614,476
		53,657,362
Specialized REITs–1.13%
Gaming and Leisure Properties, Inc.	248,914	11,681,534
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Specialty Chemicals–1.10%
Ashland Global Holdings, Inc.(c)	115,340	$11,350,609
Steel–1.79%
Cleveland-Cliffs, Inc.(b)	575,310	18,530,735
Systems Software–0.97%
CommVault Systems, Inc.(b)	150,916	10,013,277
Thrifts & Mortgage Finance–1.36%
Essent Group Ltd.	170,910	7,043,201
Radian Group, Inc.	313,310	6,958,615
		14,001,816
Tires & Rubber–0.30%
Goodyear Tire & Rubber Co. (The)(b)(c)	215,190	3,075,065
Trading Companies & Distributors–2.19%
Applied Industrial Technologies, Inc.	104,048	10,681,567
Univar Solutions, Inc.(b)	372,848	11,983,335
		22,664,902
Trucking–0.86%
Knight-Swift Transportation Holdings, Inc.	176,288	8,895,492
Water Utilities–1.02%
California Water Service Group	177,528	10,523,860
Total Common Stocks & Other Equity Interests (Cost $775,796,741)		993,517,073
Shares		Value
Money Market Funds–3.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	12,030,762	$12,030,762
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	8,586,042	8,583,466
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	13,749,442	13,749,442
Total Money Market Funds (Cost $34,366,296)		34,363,670
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.52% (Cost $810,163,037)		1,027,880,743
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.04%
Invesco Private Government Fund, 0.31%(d)(e)(f)	28,015,781	28,015,781
Invesco Private Prime Fund, 0.34%(d)(e)(f)	65,376,694	65,370,155
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,379,399)		93,385,936
TOTAL INVESTMENTS IN SECURITIES–108.56% (Cost $903,542,436)		1,121,266,679
OTHER ASSETS LESS LIABILITIES—(8.56)%		(88,415,603)
NET ASSETS–100.00%		$1,032,851,076
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,052,440	$15,386,771	$(16,408,449)	$-	$-	$12,030,762	$1,954
Invesco Liquid Assets Portfolio, Institutional Class	9,317,379	10,990,552	(11,720,321)	(2,733)	(1,411)	8,583,466	1,079
Invesco Treasury Portfolio, Institutional Class	14,917,075	17,584,881	(18,752,514)	-	-	13,749,442	1,149
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	43,467,653	77,015,916	(92,467,788)	-	-	28,015,781	9,922*
Invesco Private Prime Fund	101,424,521	147,106,234	(183,147,299)	13,160	(26,461)	65,370,155	31,077*
Total	$182,179,068	$268,084,354	$(322,496,371)	$10,427	$(27,872)	$127,749,606	$45,181

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$993,517,073	$—	$—	$993,517,073
Money Market Funds	34,363,670	93,385,936	—	127,749,606
Total Investments	$1,027,880,743	$93,385,936	$—	$1,121,266,679
Invesco Small Cap Equity Fund